PUTNAM MONEY MARKET LIQUIDITY FUND
Fund summary
Putnam Money Market Liquidity Fund seeks as high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital and maintenance of liquidity.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	PUTNAM MONEY MARKET LIQUIDITY FUND Class P
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PUTNAM MONEY MARKET LIQUIDITY FUND Class P
Management fees		0.25%
Distribution and service (12b-1) fees
Other expenses		0.04%
Total annual fund operating expenses		0.29%
Expense reimbursement	[1]	(0.25%)
Total annual fund operating expenses after expense reimbursement		0.04%
[1]	Reflects Putnam Investment Management, LLC's contractual agreement to waive its management fee for this fund through at least January 30, 2015. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example (USD $)	PUTNAM MONEY MARKET LIQUIDITY FUND Class P
1 year	4
3 years	68
5 years	138
10 years	344

Investments
We invest mainly in money market instruments that are high quality and have short-term maturities. We invest significantly in certificates of deposit, commercial paper (including asset-backed commercial paper), U.S. government debt and repurchase agreements, corporate obligations and bankers acceptances. We may consider, among other factors, credit and interest rate risks, as well as general market conditions, when deciding whether to buy or sell investments.
Risks
The effects of inflation may erode the value of your investment over time. Although the fund seeks to preserve the value of your investment at $1.00 per share, deterioration in the credit quality of issuers whose securities the fund holds or an increase in interest rates may impair the value of your investment, and it is possible to lose money by investing in the fund.

The values of money market investments usually rise and fall in response to changes in interest rates. Interest rate risk is generally lowest for investments with short maturities (a significant part of the fund's investments). Although the fund only buys high quality investments, investments backed by a letter of credit have the risk that the provider of the letter of credit will not be able to fulfill its obligations to the issuer.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. Please remember that past performance is not necessarily an indication of future results.
Annual total returns for class P shares

Best calendar quarter Q1 2010	0.05%
Worst calendar quarter Q3 2013	0.01%

Average annual total returns (for periods ending 12/31/13)
Average Annual Total Returns PUTNAM MONEY MARKET LIQUIDITY FUND	1 year	Since inception	Inception Date
Class P	0.08%	0.14%	Apr. 13, 2009
Lipper Institutional Money Market Funds average	0.03%	0.07%	Apr. 13, 2009